Sep. 18, 2015
MFS® Global Leaders Fund
MFS® Global Leaders Fund

SUPPLEMENT TO PROSPECTUS
The date of this supplement is September 18, 2015.

MFS® Global Leaders Fund

Effective immediately, the following is added as the last paragraph under the sub-section entitled "Purchase and Sale of Fund Shares" beneath the main heading "Summary of Key Information," the second paragraph beneath the main heading “Description of Share Classes,” and after the third paragraph under the sub-section entitled "How to Purchase Shares" beneath the main heading "How to Purchase, Redeem, and Exchange Shares":

The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled for November 18, 2015. Shareholder approval of the liquidation is not required. Prior to the liquidation, the fund may begin to sell portfolio investments in anticipation of liquidation, and therefore may not be fully invested pursuant to its investment strategy for a period leading up to liquidation. Effective on October 1, 2015, the fund will be closed to all purchases except by existing investors and distribution reinvestment or other automatic investment plans. Effective at the close of business on November 16, 2015, the fund will be closed to all new investment. MFS may authorize exceptions to this closure on a case-by-case basis.